Average Annual Total Returns{- Fidelity Managed Retirement 2025 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-03 - Fidelity Managed Retirement 2025 Fund	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2025 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2025 Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXZNL Past 1 year	IXZNL Past 5 years	IXZNL Past 10 years
Total	17.52%	6.44%	8.12%	16.20%	4.26%	6.58%	10.86%	4.59%	6.20%	31.49%	11.70%	13.56%	17.96%	6.83%	8.54%